June 25, 2025

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Department of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Horizon Funds (the “Registrant”) File Nos. 333-205411; 811-23063

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectuses and Statement of Additional Information, each dated June 20, 2025, for Horizon Dividend Income ETF, Horizon Core Equity ETF, Horizon Managed Risk ETF, Horizon Core Bond ETF, Horizon Flexible Income ETF, Horizon Nasdaq-100 Defined Risk ETF, and Horizon Digital Frontier ETF, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A that was filed electronically on June 20, 2025 (SEC Accession No. 0001398344-25-012033).

If you have any questions, please contact Jeffrey Skinner of Kilpatrick Townsend & Stockton LLP at 336-607-7512.

Sincerely,

/s/ John Drahzal
John Drahzal, President